Financial instruments (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 2,343,681	$ 4,245,983	$ 458,149	$ 6,658,076	$ 10,170,376	$ 2,534,698
Accounts receivable and prepaid expenses	4,703		113
Gold in trust	1,082,801
Total assets	3,431,185		458,262
Trade and other payables	53,348	851,158	14,087	340,509
Gold loan payable	4,371,546
Derivatives financial liabilities	108,830
Total liabilities	4,533,724		14,087	$ 102,787
Net assets	$ (1,102,539)		$ 444,175